CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 408,432	$ 574,802
Short-term deposits		233,057
Marketable securities	758,382	695,478
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 18,011 and $ 20,856 at December 31, 2012 and 2013, respectively)	379,648	373,755
Prepaid expenses and other current assets	53,856	46,699
Total current assets	1,600,318	1,923,791
LONG-TERM ASSETS:
Marketable securities	2,463,110	1,792,027
Property and equipment, net	37,991	36,973
Severance pay fund	6,488	6,038
Deferred tax asset, net	13,557	19,173
Other intangible assets, net	16,191	19,211
Goodwill	727,875	727,875
Other assets	20,907	19,797
Total long-term assets	3,286,119	2,621,094
Total assets	4,886,437	4,544,885
CURRENT LIABILITIES:
Trade payables	10,707	9,420
Employees and payroll accruals	113,350	90,946
Deferred revenues	590,752	524,627
Accrued expenses and other liabilities	272,045	237,655
Total current liabilities	986,854	862,648
LONG-TERM LIABILITIES:
Deferred revenues	80,871	65,063
Income tax accrual	205,420	259,547
Deferred tax liability, net	308	1,039
Accrued severance pay	10,887	10,279
Total long-term liabilities	297,486	335,928
Total liabilities	1,284,340	1,198,576
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2012 and 2013; no shares issued and outstanding at December 31, 2012 and 2013
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2012 and 2013; 261,223,970 shares issued at December 31, 2012 and 2013; 199,028,983 and 192,262,757 shares outstanding at December 31, 2012 and 2013, respectively	774	774
Additional paid-in capital	774,917	693,212
Treasury shares at cost - 62,194,987 and 68,961,213 ordinary shares at December 31, 2012 and 2013, respectively	(2,421,278)	(1,955,328)
Accumulated other comprehensive income	1,839	14,606
Retained earnings	5,245,845	4,593,045
Total shareholders' equity	3,602,097	3,346,309
Total liabilities and shareholders' equity	$ 4,886,437	$ 4,544,885